                          SHORT-TERM INVESTMENTS TRUST
                         GOVERNMENT & AGENCY PORTFOLIO
                             CASH MANAGEMENT CLASS

                       Supplement dated December 18, 1998
                   to the Prospectus dated September 1, 1998


        Effective December 18, 1998, and pursuant to separate prospectuses, Short-Term Investments Trust (the "Trust") now offers shares of two additional classes of shares of beneficial interest of the Government & Agency Portfolio: the Personal Investment Class and the Reserve Class.

        A revised Statement of Additional Information, dated December 18, 1998, has been filed with the Securities and Exchange Commission and can be obtained without charge by writing or calling the Trust or Fund Management Company.

                          SHORT-TERM INVESTMENTS TRUST
                         GOVERNMENT & AGENCY PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                       Supplement dated December 18, 1998
                   to the Prospectus dated September 1, 1998



        Effective December 18, 1998, and pursuant to separate prospectuses, Short-Term Investments Trust (the "Trust") now offers shares of two additional classes of shares of beneficial interest of the Government & Agency Portfolio: the Personal Investment Class and the Reserve Class.

        A revised Statement of Additional Information, dated December 18, 1998, has been filed with the Securities and Exchange Commission and can be obtained without charge by writing or calling the Trust or Fund Management Company.

                          SHORT-TERM INVESTMENTS TRUST
                         GOVERNMENT & AGENCY PORTFOLIO
                                 RESOURCE CLASS

                       Supplement dated December 18, 1998
                   to the Prospectus dated September 1, 1998


        Effective December 18, 1998, and pursuant to separate prospectuses, Short-Term Investments Trust (the "Trust") now offers shares of two additional classes of shares of beneficial interest of the Government & Agency Portfolio: the Personal Investment Class and the Reserve Class.

        A revised Statement of Additional Information, dated December 18, 1998, has been filed with the Securities and Exchange Commission and can be obtained without charge by writing or calling the Trust or Fund Management Company.